Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Measurements
Schedule of major category of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements as of September 30, 2014 Using
	Level 1	Level 2	Level 3	Balance as of September 30, 2014
Assets
Money market funds	$57,080,971	$—	$—	$57,080,971
Cash-restricted, CD	200,000	—	—	200,000
Marketable securities, available-for-sale	—	6,787,556	—	6,787,556
Total assets	$57,280,971	$6,787,556	$—	$64,068,527
Liabilities
Preferred stock warrant liability	$—	$—	$—	$—
Total liabilities	$—	$—	$—	$—

	Fair Value Measurements as of December 31, 2013 Using
	Level 1	Level 2	Level 3	Balance as of December 31, 2013
Assets
Money market funds	$18,512,463	$—	$—	$18,512,463
Cash-restricted, CD	200,000	—	—	200,000
Marketable securities, available-for-sale	—	11,299,206	—	11,299,206
Total assets	$18,712,463	$11,299,206	$—	$30,011,669
Liabilities
Preferred stock warrant liability	$—	$—	$477,375	$477,375
Total liabilities	$—	$—	$477,375	$477,375

	Fair Value Measurements as of December 31, 2013 Using
	Level 1	Level 2	Level 3	Balance as of December 31, 2013
Assets
Money market funds	$18,512,463	$—	$—	$18,512,463
Cash-restricted, CD	200,000	—	—	200,000
Marketable securities, available-for-sale	—	11,299,206	—	11,299,206

Total assets	$18,712,463	$11,299,206	$—	$30,011,669

Liabilities
Preferred stock warrant liability	$—	$—	$477,375	$477,375

Total liabilities	$—	$—	$477,375	$477,375

	Fair Value Measurements as of December 31, 2012 Using
	Level 1	Level 2	Level 3	Balance as of December 31, 2012
Assets
Money market funds	$6,130,621	$—	$—	$6,130,621
Cash-restricted, CD	450,000	—	—	450,000
Marketable securities, available-for-sale	—	17,152,932	—	17,152,932

Total assets	$6,580,621	$17,152,932	$—	$23,733,553

Liabilities
Preferred stock warrant liability	$—	$—	$720,375	$720,375

Total liabilities	$—	$—	$720,375	$720,375

Summary of changes in fair value of the Level 3 financial instruments measured on a recurring basis
Preferred Stock Warrant Liability
Balance as of January 1, 2013	$720,375
Changes in estimated fair value	(219,500)
Balance as of September 30, 2013	$500,875
Balance as of January 1, 2014	$477,375
Changes in estimated fair value	(301,294)
Reclassification of warrants to additional paid-in capital	(176,081)
Balance as of September 30, 2014	$—

Preferred Stock Warrant Liability
Balance as of January 1, 2012	$963,375
Amounts acquired or issued	—
Transfers in and/or out of Level 3	—
Changes in estimated fair value	(243,000)

Balance as of December 31, 2012	720,375
Amounts acquired or issued	—
Transfers in and/or out of Level 3	—
Changes in estimated fair value	(243,000)

Balance as of December 31, 2013	$477,375